Sep. 20, 2019
Prospectus Supplement

John Hancock Funds II
Supplement dated September 20, 2019 to the current Class NAV share prospectus (the prospectus), as may be supplemented

U.S. Strategic Equity Allocation Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

Effective immediately, the fund is changing its name to U.S. Sector Rotation Fund. Accordingly, all references to U.S. Strategic Equity Allocation Fund will be changed to reflect the fund's new name.

Also effective immediately, the fund's benchmark will change from the Russell 3000 Index to the S&P 500 Index. In the "Fund summary – PAST PERFORMANCE" section, the Average annual total returns table is replaced in its entirety by the following:

		Since inception
Average annual total returns (%)—as of 12/31/17	1 year	(09/26/16)
Class NAV (before tax)	19.73	20.40
after tax on distributions	17.08	18.16
after tax on distributions, with sale	11.53	14.76
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	21.83	20.59
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	21.13	20.36

*
Prior to September 20, 2019, the fund's primary benchmark was the Russell 3000 Index. Effective September 20, 2019, the fund's primary benchmark index is the S&P 500 Index. The S&P 500 Index better reflects the universe of investment opportunities based on the fund's investment strategy.